UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 7/31/09

Item 1.  Reports to Stockholders.

Arrow DWA Balanced Fund

Arrow DWA Tactical Fund

Arrow Alternative Solutions Fund

Annual Report

July 31, 2009

1-877-277-6933

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Dear Shareholder,

We are pleased to provide the annual report for the Arrow Alternative Solutions Fund, Arrow DWA Balanced Fund and Arrow DWA Tactical Fund, covering the year July 31, 2009.

In 2009, we have continued our ongoing client education efforts regarding the philosophy of combining tactical asset allocation with alternative assets. All three of our funds support this philosophy.

Arrow Alternative Solutions Fund allows individual investors to gain exposure to multiple alternative strategies similar to those used by institutional investors. The strategy is designed to help reduce portfolio volatility while providing low correlation to traditional investments. The Fund is managed on a risk/return basis, where risk and volatility are always on the forefront of each investment allocation. The Fund is intended to be a conservative core alternative holding and seeks long-term absolute returns with a targeted risk objective.

The Arrow Alternative Solutions Fund’s assets have grown to exceed $65 million. Since its inception, the Fund’s -5.87% return [excluding the effects of sales charges] has fared well compared to the return of the broad market S&P 500, which has returned -20.20% for the same period. The Fund’s allocation to alternative asset classes and long/short portfolio optimization strategies helped to stabilize some of the market volatility and seemed to provide a portfolio buffer during the extremely volatile period of the past year.

Arrow DWA Balanced Fund allows individual investors to gain exposure to sophisticated asset allocation strategies similar to those used by university endowments such as Harvard and Yale. The Fund stays responsive to market conditions by tactically allocating assets across a diverse array of market segments through a strict buy/sell discipline based on relative strength.

Through the end of July 2009, the Fund’s assets were over $275 million. On August 7, 2009, shortly after the reporting period, the Fund reached its three-year anniversary. The annualized performance since inception of 0.78% [excluding the effects of sales charges] has been well received during this enormously difficult market environment and ranks the Fund toward the top of its peer group. The Fund’s tactical approach to broad market diversification continued to help performance, especially considering the U.S. stock market has returned -6.19% over the same time period, as measured by the S&P 500.

Arrow DWA Tactical Fund recently enhanced its investment strategy. On August 1, 2009, immediately following the end of the annual reporting period, the Fund managers at Dorsey Wright began following the DWA Systematic RS Global Macro model. The new strategy will generally have fewer positions than before, which should allow greater flexibility to pursue relative strength on a systematic basis across global markets. Keep in mind, at its core, the Fund’s objectives remain unchanged. The Fund continues to be an aggressive tactical strategy for investors with an investment time horizon of generally more than five years.

The Arrow DWA Tactical Fund’s assets have grown to more than $20 million through the end of July 2009. Since its inception in May 2008, the Fund has an annualized return of -25.11% [excluding the effects of sales charges], largely due to the wide-spread market collapse which occurred shortly after the Fund’s launch. However, in the last three months of this reporting period, the Fund showed a nice resurgence by gaining 12.36%. Although the net return since inception is still negative, the recent rally helped to erase some of the decline. It is important to note that the performance history is still very short and the fund is designed for long-term investors.

For more information about the Arrow Funds, please visit our website at www.arrowfunds.com. We are grateful for your investment in Arrow Funds and for your continued confidence in our company.

Sincerely,

Joseph J. Barrato

Chief Executive Officer

Arrow Investment Advisors, LLC

September 2009

An investor should consider the Funds’ investment objective, risks, charges and expenses carefully before investing. This and other information about Arrow Funds is contained in the Funds’ prospectus, which can be obtained by calling 1-877-Arrow-FD (877-277-6933). Please read the prospectus carefully before investing. Arrow Funds are distributed by Northern Lights Distributors, LLC (member FINRA/SIPC).

Past performance does not guarantee future results. The performance data quoted represents past performance at net asset value and current returns may be lower or higher. Mutual funds involve risk, including possible loss of principal. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.arrowfunds.com or call 1-877-277-6933.

The maximum sales charge for A Shares is 5.75% and may be eligible for a reduction in sales charges. The Fund charges a fee of 1.00% on redemptions of shares held less than 30 days. Arrow Alternative Solutions Fund’s total expenses are 2.48% for A Shares and 3.16% for C Shares. After a contractual fee waiver of 0.56% (effective at until at least 11/30/09), the net annual operating expenses for the Arrow Alternative Solutions Fund is 1.40% for A Shares and 2.15% for C Shares, plus acquired fund fees and short interest of 0.52% for A Shares and 0.45% for C Shares. Arrow DWA Balanced Fund’s total expenses are 2.03% for A Shares and 2.78% for C Shares. The net annual operating expenses are 1.57% for A Shares and 2.32% for C Shares, plus acquired fund fees of 0.46%. Arrow DWA Tactical Fund’s total expenses are 2.06% for A Shares and 2.81% for C Shares. The net annual operating expenses are 1.65% for A Shares and 2.40% for C Shares, plus acquired fund fees of 0.41%.

1095-NLD-9/22/09

The Arrow DWA Balanced Fund

PORTFOLIO REVIEW

July 31, 2009 (Unaudited)

The Fund’s performance figures* for the year ending July 31, 2009, compared to its benchmarks:

	One Year	Inception** - July 31, 2009
The Arrow DWA Balanced Fund – Class A	-14.42%	0.78%
The Arrow DWA Balanced Fund – Class A with load	-19.32%	-1.20%
The Arrow DWA Balanced Fund – Class C	-15.08%	0.01%
Barclays Aggregate Bond Index	7.85%	6.42%
S&P 500 Total Return Index	-19.96%	-6.19%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is August 7, 2006 for Class A and Class C shares.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	38.2%
Debt Funds	30.1%
Foreign Index Funds	25.3%
Commodity Funds	6.0%
Other, Cash & Cash Equivalents	0.4%
100.00%

The Arrow DWA Tactical Fund

PORTFOLIO REVIEW

July 31, 2009 (Unaudited)

The Fund’s performance figures* for the year ending July 31, 2009, compared to its benchmarks:

	One Year	Inception** - July 31, 2009
The Arrow DWA Tactical Fund – Class A	-22.73%	-25.11%
The Arrow DWA Tactical Fund – Class A with load	-27.16%	-28.80%
The Arrow DWA Tactical Fund – Class C	-23.28%	-25.64%
Barclays Aggregate Bond Index	7.85%	6.76%
S&P 500 Total Return Index	-19.96%	-23.73%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is May 30, 2008 for Class A and Class C shares.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	58.8%
Foreign Index Funds	25.2%
Commodity Funds	7.7%
Debt Funds	6.9%
Other, Cash & Cash Equivalents	1.4%
100.00%

The Arrow Alternative Solutions Fund

PORTFOLIO REVIEW

July 31, 2009 (Unaudited)

The Fund’s performance figures* for the year ending July 31, 2009, compared to its benchmarks:

	One Year	Inception** - July 31, 2009
The Arrow Alternative Solutions Fund – Class A	-11.48%	-5.87%
The Arrow Alternative Solutions Fund – Class A with load	-16.59%	-9.00%
The Arrow Alternative Solutions Fund – Class C	-12.18%	-6.49%
Barclays Aggregate Bond Index	7.85%	6.03%
S&P 500 Total Return Index	-19.96%	-20.20%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is October 31, 2007 for Class A and Class C shares.

The Fund’s Top Asset Classes are as follows:

Asset Class/Industry Sector	% of Net Assets
U.S. Government and Agency Obligations	33.6%
Exchange Traded Funds	19.9%
Exchange Traded Commodity Products	11.8%
Corporate Bonds and Notes	6.5%
Pharmaceuticals	2.5%
Retail	2.2%
Oil & Gas	2.0%
Banks	1.7%
Computers	1.3%
Electric	1.3%
Other, Cash & Cash Equivalents	17.2%
100.00%

Arrow DWA Balanced Fund
PORTFOLIO OF INVESTMENTS
July 31, 2009
Shares		Value

	EXCHANGE TRADED FUNDS - 99.6%
	COMMODITY FUNDS - 6.0%
489,688	PowerShares DB Gold Fund * +	$ 16,791,402

	DEBT FUNDS - 30.1%
402,974	iShares Barclays 7-10 Year Treasury Bond Fund	36,739,139
138,432	iShares Barclays TIPS Bond Fund	14,028,699
421,658	Vanguard Short-Term Bond ETF	33,538,677
		84,306,515
	EQUITY FUNDS - 38.2%
337,894	iShares Dow Jones US Consumer Goods Sector Index Fund +	17,306,931
359,147	iShares Dow Jones US Consumer Services Sector Index Fund +	17,091,806
288,577	iShares Dow Jones US Healthcare Sector Index Fund	16,469,089
2,234,180	PowerShares Dynamic Large Cap Growth Portfolio +	27,703,832
541,600	Vanguard Small-Cap Growth ETF	28,331,096
		106,902,754

	FOREIGN INDEX FUNDS - 25.3%
358,300	iShares FTSE/Xinhua China 25 Index Fund	14,998,438
985,500	iShares MSCI Hong Kong Index Fund	15,117,570
1,416,500	iShares MSCI Malaysia Index Fund	13,825,040
271,200	iShares MSCI South Africa Index Fund	13,494,912
1,183,908	iShares MSCI Taiwan Index Fund	13,413,678
		70,849,638

	TOTAL EXCHANGE TRADED FUNDS (Cost $260,108,864)	278,850,309

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009
Shares		Value

	SHORT-TERM INVESTMENTS - 0.4%
1,223,797	Milestone Treasury Obligation Portfolio, Institutional Class,
	to yield 0.01%**, 8/3/09 (Cost $1,223,797)	$ 1,223,797

	TOTAL INVESTMENTS - 100.0% (Cost $261,332,661) (a)	$ 280,074,106
	OTHER ASSETS & LIABILITIES - 0.0%	(57,596)
	NET ASSETS - 100.0%	$ 280,016,510

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $266,989,827 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 24,905,659
	Unrealized Depreciation:	(11,821,380)
	Net Unrealized Appreciation:	$ 13,084,279

* Non-Income producing security.
+ Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
** Money market fund; interest rate reflects seven-day effective yield on July 31, 2009.

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
PORTFOLIO OF INVESTMENTS
July 31, 2009
Shares		Value

	EXCHANGE TRADED FUNDS - 98.6%
	COMMODITY FUNDS - 7.7%
48,903	PowerShares DB Gold Fund *	$ 1,676,884

	DEBT FUNDS - 6.9%
14,817	iShares Barclays TIPS Bond Fund	1,501,555

	EQUITY FUNDS - 58.8%
47,868	iShares Dow Jones US Consumer Goods Sector Index Fund	2,451,799
53,656	iShares Dow Jones US Consumer Services Sector Index Fund	2,553,489
42,042	iShares Dow Jones US Healthcare Sector Index Fund	2,399,337
71,325	Powershares QQQ	2,812,344
54,850	Vanguard Growth ETF	2,547,783
		12,764,752

	FOREIGN INDEX FUNDS - 25.2%
26,350	iShares FTSE/Xinhua China 25 Index Fund	1,103,011
72,075	iShares MSCI Hong Kong Index Fund	1,105,631
113,969	iShares MSCI Malaysia Index Fund	1,112,337
22,200	iShares MSCI South Africa Index Fund	1,104,672
92,925	iShares MSCI Taiwan Index Fund	1,052,840
		5,478,491

	TOTAL EXCHANGE TRADED FUNDS (Cost $19,001,245)	21,421,682

See accompanying notes to financial statements.

Arrow DWA Tactical Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009
Shares		Value

	SHORT-TERM INVESTMENTS - 3.3%
714,432	Milestone Treasury Obligation Portfolio, Institutional Class,
	to yield 0.01%**, 8/3/09 (Cost $714,432)	$ 714,432

	TOTAL INVESTMENTS - 101.9% (Cost $19,715,677) (a)	$ 22,136,114
	OTHER ASSETS & LIABILITIES - (1.9)%	(415,446)
	NET ASSETS - 100.0%	$ 21,720,668

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,112,013 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 2,126,784
	Unrealized Depreciation:	(102,683)
	Net Unrealized Appreciation:	$ 2,024,101

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on July 31, 2009.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS
July 31, 2009
Shares			Value
		COMMON STOCKS - 27.3%^
		ADVERTISING - 0.1%
5,700		Harte-Hanks, Inc.	$ 61,674

		AEROSPACE/DEFENSE - 0.4%
3,300		AAR Corp. *	63,129
1,700		Cubic Corp.	66,572
1,800		Goodrich Corp.	92,448
1,600		Northrop Grumman Corp.	71,328
			293,477

		AGRICULTURE - 1.0%
6,300		Altria Group, Inc.	110,439
4,800		Archer-Daniels-Midland Co.	144,576
1,300		Lorillard, Inc.	95,836
3,200		Philip Morris International, Inc.	149,120
3,600		Reynolds American, Inc.	156,636
			656,607

		AUTO MANUFACTURERS - 0.3%
16,800		Ford Motor Co. *	134,400
3,400		Oshkosh Corp.	93,330
			227,730

		AUTO PARTS & EQUIPMENT - 0.1%
10,700		Spartan Motors, Inc.	74,900

		BANKS - 1.7%
6,000		Associated Banc-Corp.	65,040
5,700		Bank of New York Mellon Corp. (The)	155,838
2,600		Bank of the Ozarks, Inc.	65,728
2,700		BB&T Corp.	61,776
4,400		Capital One Financial Corp.	135,080
5,293		First Horizon National Corp. *	67,856
900		Goldman Sachs Group, Inc. (The)	146,970
6,400		JPMorgan Chase & Co.	247,360
17,000		Regions Financial Corp.	75,140
5,900		TCF Financial Corp.	83,426
4,300		Trustmark Corp.	85,570
			1,189,784

		BEVERAGES - 0.6%
1,600		Coca-Cola Co. (The)	79,744
4,700		Coca-Cola Enterprises, Inc.	88,313

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009
Shares			Value
		BEVERAGES (Continued) - 0.6%
3,800		Pepsi Bottling Group, Inc.	$ 129,010
2,900		PepsiAmericas, Inc.	77,662
			374,729

		BIOTECHNOLOGY - 0.3%
1,900		Amgen, Inc. *	118,389
2,400		Life Technologies Corp. *	109,272
			227,661

		BUILDING MATERIALS - 0.4%
2,600		Lennox International, Inc.	90,610
5,500		Masco Corp.	76,615
1,600		Universal Forest Products, Inc.	71,424
			238,649

		CHEMICALS - 0.5%
2,000		Ecolab, Inc.	83,020
1,600		Lubrizol Corp.	92,688
1,400		Sigma-Aldrich Corp.	71,050
4,200		Valspar Corp.	106,344
			353,102

		COMMERCIAL SERVICES - 0.8%
2,000		Apollo Group, Inc. *	138,080
4,250		Career Education Corp. *	97,410
1,700		Manpower, Inc.	81,515
3,300		Robert Half International, Inc.	81,807
3,900		SAIC, Inc. *	70,551
3,700		TeleTech Holdings, Inc. *	61,864
			531,227

		COMPUTERS - 1.3%
2,700		Computer Sciences Corp. *	130,059
1,600		Hewlett-Packard Co.	69,280
900		International Business Machines Corp.	106,137
3,400		Jack Henry & Associates, Inc.	72,998
4,500		Palm, Inc. *	70,785
5,100		SanDisk Corp. *	90,882
15,500		Sun Microsystems, Inc. *	142,135
3,500		Teradata Corp. *	85,995
4,100		Western Digital Corp. *	124,025
			892,296

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009
Shares			Value
		DISTRIBUTION/WHOLESALE - 0.6%
3,600		Genuine Parts Co.	$ 127,512
4,100		LKQ Corp. *	73,554
1,700		Owens & Minor, Inc.	75,310
3,000		Tech Data Corp. *	104,790
			381,166

		DIVERSIFIED FINANCIAL SERVICES - 0.2%
4,700		AmeriCredit Corp. *	73,743
300		CME Group, Inc.	83,649
			157,392

		ELECTRIC - 1.3%
1,600		CH Energy Group, Inc.	79,184
4,300		Consolidated Edison, Inc.	169,248
3,200		DPL, Inc.	76,640
1,700		DTE Energy Co.	58,582
1,700		FPL Group, Inc.	96,339
3,500		Hawaiian Electric Industries, Inc.	62,545
2,800		NSTAR	89,880
5,500		NV Energy, Inc.	63,250
2,600		PG&E Corp.	104,962
1,900		Progress Energy, Inc.	74,936
			875,566

		ENGINEERING AND CONSTRUCTION - 0.3%
3,800		Insituform Technologies, Inc. *	69,920
1,900		URS Corp. *	96,140
			166,060

		ENTERTAINMENT - 0.1%
9,500		Shuffle Master, Inc. *	68,400

		FOOD - 1.1%
3,300		ConAgra Foods, Inc.	64,779
2,800		Dean Foods Co. *	59,332
2,900		Hershey Co. (The)	115,855
1,800		Lancaster Colony Corp.	81,972
1,700		Sanderson Farms, Inc.	69,156
7,800		Sara Lee Corp.	82,992
2,910		Sysco Corp.	69,141
2,300		TreeHouse Foods, Inc. *	74,635
2,900		United Natural Foods, Inc. *	78,387

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009
Shares			Value
		FOOD (Continued) - 1.1%
3,200		Whole Foods Market, Inc. *	$ 77,408
			773,657

		FOREST PRODUCTS & PAPER - 0.4%
6,200		International Paper Co.	116,622
3,900		MeadWestvaco Corp.	76,011
2,800		Schweitzer-Mauduit International, Inc.	91,560
			284,193
		GAS - 0.5%
2,000		AGL Resources, Inc.	67,240
2,500		Atmos Energy Corp.	67,900
8,900		NiSource, Inc.	114,632
6,000		Southern Union Co.	116,280
			366,052

		HEALTHCARE - PRODUCTS - 0.4%
8,700		Boston Scientific Corp. *	93,438
2,200		Hospira, Inc. *	84,546
1,800		ICU Medical, Inc. *	70,074
			248,058

		HEALTHCARE - SERVICES - 0.9%
2,800		Molina Healthcare, Inc. *	63,140
5,900		Odyssey HealthCare, Inc. *	68,735
2,200		Quest Diagnostics, Inc.	120,164
2,800		RehabCare Group, Inc. *	67,368
4,800		UnitedHealth Group, Inc.	134,688
3,500		WellPoint, Inc. *	184,240
			638,335

		HOME FURNISHINGS - 0.1%
8,300		Audiovox Corp. *	65,487

		HOUSEHOLD PRODUCTS/WARES - 0.1%
2,500		Scotts Miracle-Gro Co. (The)	97,625

		INSURANCE - 1.2%
3,000		Arthur J Gallagher & Co.	68,700
2,800		Chubb Corp.	129,304
1,200		Everest Re Group, Ltd.	96,264
2,200		First American Corp.	65,010
3,300		HCC Insurance Holdings, Inc.	82,830
8,300		Old Republic International Corp.	85,822

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009
Shares			Value
		INSURANCE (Continued) - 1.2%
2,600		Tower Group, Inc.	$ 64,922
3,400		Travelers Cos, Inc. (The)	146,438
4,600		WR Berkley Corp.	106,858
			846,148

		INTERNET - 0.7%
1,500		Amazon.com, Inc. *	128,640
3,200		eBay, Inc. *	68,000
1,700		McAfee, Inc. *	75,786
1,900		NetFlix, Inc. *	83,486
600		priceline.com, Inc. *	77,772
4,500		Yahoo!, Inc. *	64,440
			498,124

		IRON/STEEL - 0.1%
1,800		Nucor Corp.	80,046

		MACHINERY - DIVERSIFIED - 0.2%
4,900		Briggs & Stratton Corp.	84,133
2,700		Zebra Technologies Corp. *	65,988
			150,121

		MEDIA - 0.2%
4,700		Time Warner, Inc.	125,302

		MINING - 0.1%
2,100		Newmont Mining Corp.	86,835

		MISCELLANEOUS MANUFACTURING - 0.3%
2,000		3M Co.	141,040
2,500		Aptargroup, Inc.	87,300
			228,340

		OFFICE/BUSINESS EQUIPMENT - 0.2%
3,850		Pitney Bowes, Inc.	79,503
8,200		Xerox Corp.	67,158
			146,661

		OIL & GAS - 2.0%
2,400		Anadarko Petroleum Corp.	115,680
3,200		Chevron Corp.	222,304
800		Diamond Offshore Drilling, Inc.	71,896
5,300		Exxon Mobil Corp.	373,067

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009
Shares			Value
		OIL & GAS (Continued) - 2.0%
2,500		Newfield Exploration Co. *	$ 98,325
1,600		Noble Energy, Inc.	97,792
1,700		Occidental Petroleum Corp.	121,278
3,200		Rowan Cos, Inc.	68,256
11,700		Tesoro Corp.	153,153
2,300		XTO Energy, Inc.	92,529
			1,414,280

		OIL & GAS SERVICES - 0.1%
1,100		SEACOR Holdings, Inc. *	87,428

		PACKING AND CONTAINERS - 0.7%
1,900		Ball Corp.	91,884
4,000		Bemis Co., Inc.	105,280
2,700		Rock-Tenn Co.	121,392
3,500		Sealed Air Corp.	64,365
8,100		Temple-Inland, Inc.	126,846
			509,767

		PHARMACEUTICALS - 2.5%
8,300		Bristol-Myers Squibb Co.	180,442
4,800		Eli Lilly & Co.	167,472
4,020		Forest Laboratories, Inc. *	103,837
1,800		Medco Health Solutions, Inc. *	95,148
2,800		Merck & Co., Inc.	84,028
8,600		Mylan, Inc. *	113,434
4,400		Noven Pharmaceuticals, Inc. *	72,512
4,500		Par Pharmaceutical Cos, Inc. *	72,945
14,920		Pfizer, Inc.	237,676
5,100		Salix Pharmaceuticals, Ltd. *	62,118
6,100		Schering-Plough Corp.	161,711
4,300		Sepracor, Inc. *	74,605
2,500		Valeant Pharmaceuticals International *	64,500
2,350		Watson Pharmaceuticals, Inc. *	81,615
4,200		Wyeth	195,510
			1,767,553

		REAL ESTATE - 0.1%
1,900		Jones Lang LaSalle, Inc.	72,124

		REAL ESTATE INVESTMENT TRUST [REIT] - 0.1%
2,800		Realty Income Corp.	66,024

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009
Shares			Value
		RETAIL - 2.2%
4,900		99 Cents Only Stores *	$ 71,785
4,500		AutoNation, Inc. *	93,060
500		AutoZone, Inc. *	76,785
2,700		Bed Bath & Beyond, Inc. *	93,825
4,500		Big 5 Sporting Goods Corp.	58,500
8,100		Cabela's, Inc. *	131,301
7,800		Chico's FAS, Inc. *	89,466
2,300		Cracker Barrel Old Country Store, Inc.	66,378
3,600		Darden Restaurants, Inc.	116,604
1,300		Dollar Tree, Inc. *	59,956
2,000		Family Dollar Stores, Inc.	62,840
2,600		Group 1 Automotive, Inc.	76,596
9,500		HOT Topic, Inc. *	73,435
6,200		Lithia Motors, Inc.	74,338
1,800		O'Reilly Automotive, Inc. *	73,188
2,500		PF Chang's China Bistro, Inc. *	84,775
6,800		Steak N Shake Co. (The) *	69,496
5,500		Stein Mart, Inc. *	60,665
2,300		World Fuel Services Corp.	100,878
			1,533,871

		SEMICONDUCTORS - 0.8%
3,800		Broadcom Corp. *	107,274
2,500		Cree, Inc. *	80,150
20,500		Micron Technology, Inc. *	130,995
4,800		Semtech Corp. *	88,320
1,600		Silicon Laboratories, Inc. *	68,528
5,500		Skyworks Solutions, Inc. *	66,440
			541,707

		SOFTWARE - 0.7%
3,200		CA, Inc.	67,648
2,400		Citrix Systems, Inc. *	85,440
2,100		Metavante Technologies, Inc. *	64,680
2,700		Microsoft Corp.	63,504
6,000		Oracle Corp.	132,780
3,300		SYNNEX Corp. *	93,786
			507,838

		TELECOMMUNICATIONS - 1.0%
31,200		3Com Corp. *	117,624
2,900		Adtran, Inc.	70,064
4,100		Black Box Corp.	112,627

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009
Shares			Value
		TELECOMMUNICATIONS (Continued) - 1.0%
7,800		Novatel Wireless, Inc. *	$ 73,944
31,200		Qwest Communications International, Inc.	120,432
16,200		RF Micro Devices, Inc. *	84,240
20,800		Tellabs, Inc. *	120,640
			699,571

		TRANSPORTATION - 0.5%
2,500		Bristow Group, Inc. *	82,750
2,300		JB Hunt Transport Services, Inc.	64,285
2,000		Overseas Shipholding Group, Inc.	68,700
1,650		Tidewater, Inc.	74,250
4,400		Werner Enterprises, Inc.	79,464
			369,449

		WATER - 0.1%
5,000		Aqua America, Inc.	90,300

		TOTAL COMMON STOCKS (Cost $17,755,311)	19,065,316

		EXCHANGE TRADED FUNDS - 19.9%^
1,300		Claymore/BNY Mellon Frontier Markets ETF	21,242
25,400		iShares iBoxx $ High Yield Corporate Bond Fund	2,145,030
9,550		iShares iBoxx Investment Grade Corporate Bond Fund	997,593
24,555		iShares JPMorgan USD Emerging Markets Bond Fund	2,379,134
38,275		iShares MSCI Emerging Markets Index Fund	1,367,183
3,500		iShares S&P National Municipal Bond Fund	354,025
29,689		PowerShares DB Commodity Index Tracking Fund	684,035
97,200		PowerShares DB G10 Currency Harvest Fund	2,146,176
19,960		PowerShares DB Gold Fund	684,428
18,900		PowerShares Emerging Markets Sovereign Debt Portfolio	459,459
7,100		PowerShares High Yield Corporate Bond Portfolio	123,895
36,100		SPDR Barclays Capital High Yield Bond ETF	1,338,588
22,100		SPDR DB International Government Inflation-Protected Bond ETF	1,197,599
		TOTAL EXCHANGE TRADED
		FUNDS (Cost $12,773,677)	13,898,387

		EXCHANGE TRADED COMMODITY PRODUCTS - 11.8%^
20,600		ETFS Leveraged Aluminum *	238,960
8,700		ETFS Leveraged Cocoa *	343,041
10,800		ETFS Leveraged Coffee *	236,952
15,700		ETFS Leveraged Copper *	232,674
1		ETFS Leveraged Crude Oil *	5
6,530		ETFS Leveraged Gasoline *	79,209

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009
Shares			Value
		EXCHANGE TRADED COMMODITY
		PRODUCTS (Continued) - 11.8%^
8,500		ETFS Leveraged Heating Oil *	$ 80,155
44,770		ETFS Leveraged Lead *	460,683
59,160		ETFS Leveraged Nickel *	466,773
1		ETFS Leveraged Soybeans *	25
17,600		ETFS Leveraged Zinc *	221,408
11,125		ETFS Short Corn *	812,459
4,475		ETFS Short Cotton *	302,510
4,175		ETFS Short Crude Oil *	293,419
8,611		ETFS Short Lean Hogs *	816,667
5,135		ETFS Short Live Cattle*	332,953
6,795		ETFS Short Natural Gas *	821,923
10,970		ETFS Short Soybean Oil *	817,594
6,250		ETFS Short Wheat*	517,625
68,461		ETFS Sugar *	1,129,607
		TOTAL EXCHANGE TRADED COMMODITY
		PRODUCTS (Cost $7,585,941)	8,204,642

Contracts ***
		PURCHASED OPTIONS ON FUTURES - 5.4%
50		S&P 500 Index E-Mini - Put	12,500
		Expiration September 2009, Exercise Price $850
50		S&P 500 Index E-Mini - Put	16,500
		Expiration September 2009, Exercise Price $870
90		S&P 500 Index E-Mini - Put	34,650
		Expiration September 2009, Exercise Price $880
150		S&P 500 Index E-Mini - Call	1,619,250
		Expiration September 2009, Exercise Price $770
150		S&P 500 Index E-Mini - Call	2,074,500
		Expiration December 2009, Exercise Price $710
		TOTAL PURCHASED OPTIONS ON FUTURES
		(Cost $1,650,125)	3,757,400

		PURCHASED OPTIONS - 0.1%
200		CBOE SPX Volatility Index - Call	7,000
		Expiration August 2009, Exercise Price $35
400		CBOE SPX Volatility Index - Call	10,000
		Expiration August 2009, Exercise Price $37.50
100		Citigroup, Inc. - Put	19,400
		Expiration September 2009, Exercise Price $5

		TOTAL PURCHASED OPTIONS (Cost $167,500)	36,400

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009
Principal			Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 33.6%^
$ 765,000		Federal Farm Credit Bank, 4.900% due 4/15/2015	$ 828,020
3,750,000		Federal Home Loan Bank, 3.375% due 2/27/2013	3,917,250
20,535		Federal National Mortgage Association, Pool 905090, 5.500% due 10/1/2021	21,552
527,142		Federal National Mortgage Association, Pool 357919, 5.500% due 8/1/2020	554,717
73,641		Federal National Mortgage Association, Pool 950647, 5.500% due 8/1/2022	77,229
500,000		Federal National Mortgage Association, 6.250% due 2/1/2011	529,000
1,994,225		FGLMC Pool A86274, 4.500% due 5/1/2039	2,004,821
1,295,382		FNCI Pool 745418, 5.500% due 4/1/2036	1,346,610
1,296,228		FNCL Pool 257157, 4.000% due 3/1/2023	1,310,000
123,000		Freddie Mac, 5.000% due 11/13/2014	132,459
4,500,000		United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/2018	4,572,110
5,000,000		United States Treasury Inflation Indexed Bonds, 3.875% due 4/15/2029	8,119,319
		TOTAL U.S. GOVERNMENT AND AGENCY
		OBLIGATIONS (Cost $23,225,615)	23,413,087

		CORPORATE BONDS AND NOTES - 6.5%^
130,000		Anheuser-Busch Co., 6.875% due 11/15/2019 +	143,831
131,000		Anheuser-Busch Co., Class I, 4.950% due 1/15/2014	131,582
300,000		Bank of America, 6.100% due 6/15/2017	285,466
350,000		Citigroup, Inc., 5.625% due 8/27/2012	337,457
500,000		Citigroup, Inc., 6.125% due 5/15/2018	457,273
370,000		Coviden International, 6.000% due 10/15/2017	400,834
300,000		Ford Motor Co., 4.250% due 12/15/2036	302,566
200,000		Goldman Sachs Group, Inc., 6.150% due 4/1/2018	212,769
220,000		Home Depot, Inc., 5.400% due 3/1/2016	224,316
500,000		International Paper Co., 9.375% due 5/15/2019	573,330
50,000		Kinder Morgan Energy Partners, 9.000% due 2/1/2019	60,888
240,000		Textron Financial Corp., 4.600% due 5/3/2010	232,949
324,000		Verizon Communications, Inc., 8.950% due 3/1/2039	445,866
450,000		Williams Cos., Inc., 8.125% due 3/15/2012	483,206
205,000		Wyeth, 6.000% due 2/15/2036	217,136
		TOTAL CORPORATE BONDS AND NOTES
		(Cost $4,200,307)	4,509,469
Shares
		SHORT-TERM INVESTMENTS - 2.8%
1,949,946		Milestone Treasury Obligation Portfolio, Institutional Class,
		to yield 0.01%**, 8/3/09 (Cost $1,949,946)	1,949,946

		TOTAL INVESTMENTS - 107.4% (Cost $69,308,422) (a)	$ 74,834,647
		OTHER ASSETS & LIABILITIES - (7.4%)	(5,118,559)
		NET ASSETS - 100.0%	$ 69,716,088

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009

	(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $69,925,445
		and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation	$ 5,596,521
		Unrealized Depreciation	(687,319)
		Net Unrealized Appreciation	$ 4,909,202
	*	Non-Income producing security.
**		Money market fund; interest rate reflects seven-day effective yield on July 31, 2009.
	^	All or a portion of each of these securities may be segregated as collateral for open futures/swaps contracts.
+		144A Security
***		Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

Long (Short)			Unrealized
Contracts			Gain / (Loss)
		OPEN LONG FUTURES CONTRACTS
40		S&P E-Mini Future September 2009	$ 19,500
		(Underlying Face Amount at Value $1,969,000)
15		S&P Mid-Cap 400 E-Mini Future September 2009	(420)
		(Underlying Face Amount at Value $940,200)
4		Japanese Yen Future September 2009	13,950
		(Underlying Face Amount at Value $527,650)
45		CBOE VIX Future August 2009	(185,000)
		(Underlying Face Amount at Value $1,226,250)
10		CBOE VIX Future September 2009	(20,900)
		(Underlying Face Amount at Value $297,000)
36		E-Mini MSCI Emerging September 2009	76,860
		(Underlying Face Amount at Value $1,508,040)
5		Russell Mini Future September 2009	(200)
		(Underlying Face Amount at Value $277,950)

		Total Net Unrealized Loss from Open Long Futures Contracts	$ (96,210)

		OPEN SHORT FUTURES CONTRACTS
(81)		US 10 Year Note September 2009	(257,936)
		(Underlying Face Amount at Value $9,499,761)
(44)		US Long Bond Future September 2009	(240,055)
		(Underlying Face Amount at Value $5,236,000)

		Total Net Unrealized Loss from Open Short Futures Contracts	$ (497,991)

		Total Net Unrealized Loss from Open Futures Contracts	$ (594,201)

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009

Contracts ***			Value
		SCHEDULE OF OPTIONS WRITTEN
150		S&P 500 Index E-Mini Future Call	1,257,000
		Expiration September 2009, Exercise Price $820
150		S&P 500 Index E-Mini Future Call	803,250
		Expiration December 2009, Exercise Price $910
50		S&P 500 Index E-Mini Future Call	195,500
		Expiration September 2009, Exercise Price $920
40		S&P 500 Index E-Mini Future Call	133,200
		Expiration September 2009, Exercise Price $935
50		S&P 500 Index E-Mini Future Call	106,750
		Expiration September 2009, Exercise Price $970
50		S&P 500 Index E-Mini Future Call	99,250
		Expiration September 2009, Exercise Price $975
100		CBOE SPX Volatility Index Put	19,000
		Expiration August 2009, Exercise Price $27.50
500		CBOE SPX Volatility Index Put	185,000
		Expiration August 2009, Exercise Price $30
50		S&P 500 Index E-Mini Future Put	2,125
		Expiration September 2009, Exercise Price $700
50		S&P 500 Index E-Mini Future Put	2,750
		Expiration September 2009, Exercise Price $725
50		S&P 500 Index E-Mini Future Put	3,125
		Expiration September 2009, Exercise Price $735
50		S&P 500 Index E-Mini Future Put	4,375
		Expiration September 2009, Exercise Price $770
40		S&P 500 Index E-Mini Future Put	5,200
		Expiration September 2009, Exercise Price $800
50		S&P 500 Index E-Mini Future Put	18,500
		Expiration December 2009, Exercise Price $710
50		S&P 500 Index E-Mini Future Put	49,500
		Expiration December 2009, Exercise Price $830

		Total Options Written (Proceeds $2,178,375)	$ 2,884,525

*** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2009
			Unrealized
			Gain / (Loss)
		EQUITY BASKET SWAP
		Short Equity Basket Swap, Goldman Sachs - 13 month agreement [monthly reset]
		to receive depreciation of custom stock basket vs. appreciation of
		custom stock basket plus 1month LIBOR - 70 Bps.
		(Notional Amount $9,900,932)	(60,540)

		Total Unrealized Loss from Equity Basket Swap	$ (60,540)

		VARIANCE SWAPS
		Variance Swap, Goldman Sachs - August 21, 2009
		to receive payment if realized volatility for duration of agreement is
		less than strike price, to make payment if realized volatility for duration
		of agreement is higher than strike price
		(Notional Amount $420,002)	100,414

		Total Unrealized Gain from Variance Swaps	$ 100,414

		Total Net Unrealized Gain on Swap Agreements	$ 39,874

See accompanying notes to financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2009
			Arrow
	Arrow DWA	Arrow DWA	Alternative
	Balanced Fund	Tactical Fund	Solutions Fund
ASSETS
Investment securities:
Unaffiliated companies, At cost	$ 181,220,398	$ 19,715,677	$ 69,308,422
Affiliated securities, At cost	80,112,263	-	-
Unaffiliated companies, At value	$ 201,180,135	$ 22,136,114	$ 74,834,647
Affiliated companies, At value	78,893,971	-	-
Receivable for Fund shares sold	665,054	116,653	197,337
Receivable for securities sold	613,200	515,484	9,930,999
Dividends and interest receivable	8	6	279,461
Unrealized appreciation on open forward foreign
currency contracts	-	-	156
Unrealized appreciation on swap contracts	-	-	39,874
Deposits with brokers	-	-	2,594,003
Prepaid expenses and other assets	65,249	35,785	36,532
TOTAL ASSETS	281,417,617	22,804,042	87,913,009

LIABILITIES
Fund shares repurchased	619,432	-	1,421,858
Payable for investments purchased	378,767	1,037,120	11,722,097
Investment advisory fees payable	229,107	13,336	39,057
Distribution (12b-1) fees payable	102,994	7,187	19,408
Fees payable to other affiliates	55,468	5,424	29,352
Due to broker - Variation margin	-	-	594,201
Options written, at value (Proceeds $2,178,375)	-	-	2,884,525
Due to broker, for settlement of swap contract	-	-	1,468,733
Accrued expenses and other liabilities	15,339	20,307	17,690
TOTAL LIABILITIES	1,401,107	1,083,374	18,196,921
NET ASSETS	$ 280,016,510	$ 21,720,668	$ 69,716,088

Net Assets Consist Of:
Paid in capital
[$0 par value, unlimited shares authorized]	$ 346,191,013	$ 24,755,563	$ 75,093,885
Accumulated net investment income	729,221	1,841	23,733
Accumulated net realized loss from
security transactions, futures contracts,
written options and foreign currency transactions	(85,645,169)	(5,457,173)	(9,667,434)
Net unrealized appreciation of investments,
futures contracts, swaps, options written
and foreign currency transactions	18,741,445	2,420,437	4,265,904
NET ASSETS	$ 280,016,510	$ 21,720,668	$ 69,716,088

See accompanying notes to financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
July 31, 2009
			Arrow
	Arrow DWA	Arrow DWA	Alternative
	Balanced Fund	Tactical Fund	Solutions Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 194,853,173	$ 15,350,701	$ 59,882,218
Shares of beneficial interest outstanding	19,627,017	2,164,327	6,906,475
Net asset value (Net assets ÷ Shares outstanding),
and redemption price per share (a)	$ 9.93	$ 7.09	$ 8.67
Maximum offering price per share (maximum sales
charges of 5.75%) (b)	$ 10.54	$ 7.52	$ 9.20
Class C Shares:
Net Assets	$ 85,163,337	$ 6,369,967	$ 9,833,870
Shares of beneficial interest outstanding	8,671,345	903,977	1,143,269
Net asset value (Net assets ÷ Shares outstanding),
offering price and redemption price per (a)	$ 9.82	$ 7.05	$ 8.60

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.
(b)	For certain purchases of $1 million or more, a l% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

See accompanying notes to financial statements.

The Arrow Funds
STATEMENTS OF OPERATIONS
For the Year Ended July 31, 2009
			Arrow
	Arrow DWA	Arrow DWA	Alternative
	Balanced Fund	Tactical Fund	Solutions Fund
INVESTMENT INCOME
Dividends from unaffiliated companies	$ 6,238,093	$ 296,984	$ 839,119
Dividends from affiliated companies	863,344	-	-
Interest	17,466	1,808	489,185
TOTAL INVESTMENT INCOME	7,118,903	298,792	1,328,304

EXPENSES
Investment advisory fees	2,826,502	132,215	496,823
Distribution (12b-1) fees, Class C	767,346	40,676	93,661
Distribution (12b-1) fees, Class A	514,789	22,885	142,193
Transfer agent fees	336,544	34,498	66,033
Administrative services fees	222,667	32,047	82,312
Printing and postage expenses	63,375	13	11,590
Accounting services fees	59,369	23,854	24,750
Custodian fees	53,304	14,529	51,620
Registration fees	47,024	49,917	29,854
Professional fees	39,253	13,398	10,660
Insurance expense	20,228	4,570	1,700
Compliance officer fees	14,139	3,539	2,177
Trustees' fees and expenses	6,196	6,314	5,993
Interest expense	-	-	45,486
Other expenses	43,951	2,863	10,368
TOTAL EXPENSES	5,014,687	381,318	1,075,220
Fees waived/reimbursed by the Advisor	-	(86,500)	(31,419)
NET EXPENSES	5,014,687	294,818	1,043,801

NET INVESTMENT INCOME	2,104,216	3,974	284,503

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) from:
Security transactions, unaffiliated companies	(77,107,770)	(5,457,173)	(13,031,895)
Security transactions, affiliated companies	(6,626,867)	-	-
Futures contracts	-	-	2,322,321
Swaps contracts	-	-	(5,217,306)
Options written	-	-	3,789,609
Foreign currency transactions	-	-	71,084
	(83,734,637)	(5,457,173)	(12,066,187)
Net change in unrealized appreciation (depreciation) from:
Security transactions, unaffiliated companies	21,501,241	3,289,175	5,086,696
Security transactions, affiliated companies	(3,235,888)	-	-
Futures contracts	-	-	(336,634)
Options written	-	-	(708,716)
Swap contracts	-	-	(262,167)
Foreign currency transactions	-	-	1,935
	18,265,353	3,289,175	3,781,114

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS AND FOREIGN CURRENCIES	(65,469,284)	(2,167,998)	(8,285,073)
NET DECREASE IN NET ASSETS
FROM OPERATIONS	$ (63,365,068)	$ (2,164,024)	$ (8,000,570)

See accompanying notes to financial statements.

The Arrow DWA Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31,	July 31,
	2009	2008
FROM OPERATIONS
Net investment income	$ 2,104,216	$ 715,656
Net realized loss from security transactions	(83,734,637)	(679,703)
Net change in unrealized appreciation (depreciation)
of investments	18,265,353	(3,822,114)
Net decrease in net assets resulting from operations	(63,365,068)	(3,786,161)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	-	(1,277,995)
Class C	-	(354,257)
From net investment income:
Class A	(1,332,810)	(890,673)
Class C	(42,185)	(89,333)
Net decrease in net assets from distributions to shareholders	(1,374,995)	(2,612,258)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	84,223,504	261,113,499
Class C	34,800,912	77,422,264
Net asset value of shares issued in reinvestment of distributions:
Class A	975,282	1,486,876
Class C	35,357	385,285
Redemption fee proceeds:
Class A	5,904	5,355
Class C	2,646	1,450
Payments for shares redeemed:
Class A	(129,840,535)	(39,506,506)
Class C	(24,001,830)	(7,042,613)
Net increase (decrease) in net assets from shares of beneficial interest	(33,798,760)	293,865,610

TOTAL INCREASE (DECREASE) IN NET ASSETS	(98,538,823)	287,467,191

NET ASSETS
Beginning of Year	378,555,333	91,088,142
End of Year*	$ 280,016,510	$ 378,555,333
* Includes accumulated net investment income of:	$ 729,221	$ -

See accompanying notes to financial statements.

The Arrow DWA Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31,	July 31,
	2009	2008

SHARE ACTIVITY
Class A:
Shares Sold	8,771,024	21,718,831
Shares Reinvested	107,885	119,562
Shares Redeemed	(14,130,387)	(3,285,632)
Net increase (decrease) in shares of beneficial interest outstanding	(5,251,478)	18,552,761

Class C:
Shares Sold	3,698,642	6,475,139
Shares Reinvested	3,930	31,087
Shares Redeemed	(2,642,978)	(593,590)
Net increase in shares of beneficial interest outstanding	1,059,594	5,912,636

See accompanying notes to financial statements.

The Arrow DWA Tactical Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	July 31,	July 31,
	2009	2008 (a)
FROM OPERATIONS
Net investment income	$ 3,974	$ 8,646
Net realized loss from security transactions	(5,457,173)	-
Net change in unrealized appreciation (depreciation) of investments	3,289,175	(868,738)
Net decrease in net assets resulting from operations	(2,164,024)	(860,092)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(36,000)	-
Class C	(9,000)	-
Net decrease in net assets from distributions to shareholders	(45,000)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	14,085,420	12,278,982
Class C	5,918,682	3,518,723
Net asset value of shares issued in
reinvestment of distributions to shareholders:
Class A	30,662	-
Class C	6,918	-
Redemption fee proceeds:
Class A	2,758	-
Class C	1,167	-
Payments for shares redeemed:
Class A	(8,676,307)	(125,084)
Class C	(2,203,464)	(48,673)
Net increase in net assets from shares of beneficial interest	9,165,836	15,623,948

TOTAL INCREASE IN NET ASSETS	6,956,812	14,763,856

NET ASSETS
Beginning of Period	14,763,856	-
End of Period*	$ 21,720,668	$ 14,763,856
* Includes accumulated net investment income of:	$ 1,841	$ 8,646

(a) The Arrow DWA Tactical Fund commenced operations May 30, 2008.

See accompanying notes to financial statements.

The Arrow DWA Tactical Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Period Ended
	July 31,	July 31,
	2009	2008 (a)
SHARE ACTIVITY
Class A:
Shares Sold	2,067,029	1,255,282
Shares Reinvested	4,746	-
Shares Redeemed	(1,149,412)	(13,318)
Net increase in shares of beneficial interest outstanding	922,363	1,241,964

Class C:
Shares Sold	890,424	364,089
Shares Reinvested	1,074	-
Shares Redeemed	(346,614)	(4,996)
Net increase in shares of beneficial interest outstanding	544,884	359,093

(a) The Arrow DWA Tactical Fund commenced operations May 30, 2008.

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	July 31,	July 31,
	2009	2008 (a)
FROM OPERATIONS
Net investment income	$ 284,503	$ 166,952
Net realized loss from security transactions, futures contracts,
swap contracts, options written and foreign currency transactions	(12,066,187)	(1,025,417)
Net change in unrealized appreciation (depreciation) of investments, futures contracts, swap contracts, options written
and foreign currency transactions	3,781,114	484,790
Net decrease in net assets resulting from operations	(8,000,570)	(373,675)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(1,849,547)	(2,881)
Class C	(291,314)	(32,119)
Net decrease in net assets from distributions to shareholders	(2,140,861)	(35,000)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	57,149,238	61,808,839
Class C	5,818,834	11,205,514
Net asset value of shares issued in
reinvestment of distributions to shareholders:
Class A	1,198,471	12,570
Class C	235,652	2,199
Redemption fee proceeds:
Class A	20,781	706
Class C	3,354	129
Payments for shares redeemed:
Class A	(40,271,233)	(11,009,046)
Class C	(3,765,946)	(2,143,868)
Net increase in net assets from shares of beneficial interest	20,389,151	59,877,043

TOTAL INCREASE IN NET ASSETS	10,247,720	59,468,368

NET ASSETS
Beginning of Period	59,468,368	-
End of Period*	$ 69,716,088	$ 59,468,368
* Includes accumulated net investment income of:	$ 23,733	$ 131,952

(a) The Arrow Alternative Solutions Fund commenced operations October 31, 2007.

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Period Ended
	July 31,	July 31,
	2009	2008 (a)
SHARE ACTIVITY
Class A:
Shares Sold	6,324,102	6,080,697
Shares Reinvested	138,018	1,233
Shares Redeemed	(4,537,152)	(1,100,423)
Net increase in shares of beneficial interest outstanding	1,924,968	4,981,507

Class C:
Shares Sold	652,992	1,105,284
Shares Reinvested	27,305	215
Shares Redeemed	(428,017)	(214,510)
Net increase in shares of beneficial interest outstanding	252,280	890,989

(a) The Arrow Alternative Solutions Fund commenced operations October 31, 2007.

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
STATEMENT OF CASH FLOWS
For the Year Ended July 31, 2009

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets from operations	$ (8,000,570)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:

Purchases of investment securities	(265,062,914)
Proceeds from sale of investment securities	244,653,694
Sales of short term investment securities, net	5,344,717
Increase in deposits with brokers	(335,475)
Increase in interest and dividends receivable	(96,125)
Increase in receivable for securities sold	(9,930,999)
Increase in payable for securities purchased	10,278,261
Decrease in accrued expenses	(15,358)
Increase in prepaid expense and other assets	(7,169)
Increase in options written	1,733,359
Unrealized appreciation on investments, futures contracts, swaps, options written and foreign currency translations	(3,781,114)
Net realized loss from investments, futures contracts, swaps, options written and foreign currency translations	12,066,187
Net cash used in operating activities	(13,153,506)

CASH FLOWS FROM FINANCING ACTIVITIES
Decrease in reverse repurchase agreements	(8,561,876)
Decrease in receivable for fund shares sold	423,579
Proceeds from shares sold	62,992,207
Increase in payable for fund shares repurchased	1,406,754
Payments for shares redeemed	(44,037,179)
Cash distributions paid	(706,738)
Net cash provided by financing activities	11,516,747
Net Decrease in Cash	(1,636,759)

CASH:
Beginning Balance	1,636,759
Ending balance	$ -

Supplemental disclosure of cash flow information:

Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $1,434,123.

See accompanying notes to financial statements.

The Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A				Class C

	Year	Year	Period		Year	Year	Period
	Ended	Ended	Ended		Ended	Ended	Ended
	July 31,	July 31,	July 31,		July 31,	July 31,	July 31,
	2009	2008	2007 (1)		2009	2008	2007 (1)
Net asset value, beginning of period	$ 11.68	$ 11.36	$ 10.00		$ 11.57	$ 11.30	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.09	0.06	0.04		0.02	(0.03)	(0.04)
Net realized and unrealized
gain (loss) on investments	(1.78)	0.48	1.38		(1.76)	0.47	1.39
Total from investment operations	(1.69)	0.54	1.42		(1.74)	0.44	1.35

Paid-in-capital from redemption fees (6)	0.00	0.00	0.00		0.00	0.00	0.00

Less distributions from:
Net investment income	(0.06)	(0.08)	(0.06)		(0.01)	(0.03)	(0.05)
Net realized gains	-	(0.14)	-		-	(0.14)	-
Total distributions	(0.06)	(0.22)	(0.06)		(0.01)	(0.17)	(0.05)

Net asset value, end of period	$ 9.93	$ 11.68	$ 11.36		$ 9.82	$ 11.57	$ 11.30

Total return (3)	(14.42)%	4.63%	14.28%	(5)	(15.08)%	3.79%	13.48%	(5)

Net assets, end of period (000s)	$ 194,853	$ 290,514	$ 71,891		$ 85,163	$ 88,042	$ 19,197

Ratio of net expenses to average
net assets (7)	1.57%	1.57%	1.83%	(4)	2.33%	2.32%	2.58%	(4)
Ratio of net investment income (loss)
to average net assets (7)	0.95%	0.51%	0.37%	(4)	0.20%	(0.27)%	(0.44)%	(4)

Portfolio Turnover Rate	136%	59%	118%	(5)	136%	59%	118%	(5)

(1)	The Class A and Class C shares of the Arrow DWA Balanced Fund commenced operations on August 7, 2006.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6)	Amount represents less than $0.01 per share.
(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of the income and expense of the underlying investee funds.

See accompanying notes to financial statements.

The Arrow DWA Tactical Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A				Class C

	Year		Period		Year		Period
	Ended		Ended		Ended		Ended
	July 31,		July 31,		July 31,		July 31,
	2009		2008 (1)		2009		2008 (1)
Net asset value, beginning of period	$ 9.22		$ 10.00		$ 9.21		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.01		0.01		(0.03)		(0.00)	(7)
Net realized and unrealized
loss on investments	(2.11)		(0.79)		(2.12)		(0.79)
Total from investment operations	(2.10)		(0.78)		(2.15)		(0.79)

Paid-in-capital from redemption fees	0.00	(7)	-		0.00	(7)	-

Less distributions from:
Net investment income	(0.03)		-		(0.01)		-
Total distributions	(0.03)		-		(0.01)		-

Net asset value, end of period	$ 7.09		$ 9.22		$ 7.05		$ 9.21

Total return (3)	(22.73)%		(7.80)%	(6)	(23.28)%		(7.90)%	(6)

Net assets, end of period (000s)	$ 15,351		$ 11,455		$ 6,370		$ 3,309

Ratio of gross expenses to average
net assets (4)(8)	2.65%		4.16%	(5)	3.41%		5.09%	(5)
Ratio of net expenses to average
net assets (8)	2.00%		2.00%	(5)	2.75%		2.75%	(5)
Ratio of net investment income (loss)
to average net assets (8)	0.22%		0.69%	(5)	(0.41)%		(0.26)%	(5)

Portfolio Turnover Rate	228%		0%	(6)	228%		0%	(6)

(1)	The Class A and Class C shares of the Arrow DWA Tactical Fund commenced operations on May 30, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized.
(6) Not annualized.
(7) Amount represents less than $0.01 per share.
(8)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of the income and expense of the underlying investee funds.

See accompanying notes to financial statements.

The Arrow Alternative Solutions Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A			Class C

	Year	Period		Year	Period
	Ended	Ended		Ended	Ended
	July 31,	July 31,		July 31,	July 31,
	2009	2008 (1)		2009	2008 (1)
Net asset value, beginning of period	$ 10.13	$ 10.00		$ 10.10	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.05	0.09		(0.02)	0.03
Net realized and unrealized
gain (loss) on investments	(1.21)	0.07		(1.21)	0.09
Total from investment operations	(1.16)	0.16		(1.23)	0.12

Paid-in-capital from redemption fees (8)	0.00	0.00		0.00	0.00

Less distributions from:
Net investment income	(0.30)	(0.03)		(0.27)	(0.02)
Total distributions	(0.30)	(0.03)		(0.27)	(0.02)

Net asset value, end of period	$ 8.67	$ 10.13		$ 8.60	$ 10.10

Total return (3)	(11.48)%	1.60%	(7)	(12.18)%	1.23%	(7)

Net assets, end of period (000s)	$ 59,882	$ 50,470		$ 9,834	$ 8,998

Ratio of gross expenses to average
net assets, including interest expense (4)(5)	1.52%	2.20%	(6)	2.27%	2.88%	(6)
Ratio of net expenses to average
net assets, including interest expense (4)	1.47%	2.20%	(6)	2.22%	2.88%	(6)
Ratio of net expenses to average
net assets, excluding interest expense	1.40%	1.94%	(6)	2.15%	2.69%	(6)
Ratio of net investment income (loss)
to average net assets	0.54%	1.16%	(6)	(0.23)%	0.38%	(6)

Portfolio Turnover Rate	368%	188%	(7)	368%	188%	(7)

(1)	The Class A and Class C shares of the Arrow Alternative Solutions Fund commenced operations on October 31, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets including the interest expense associated with reverse repurchase agreement transactions during the period.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized.
(7) Not annualized.
(8) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS

July 31, 2009

1.

ORGANIZATION

The Arrow DWA Balanced Fund (“ADBF”), the Arrow DWA Tactical Fund (“ADTF”) and the Arrow Alternative Solutions Fund (“AASF”) are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies.   ADBF and ADTF are non-diversified funds.   AASF is a diversified fund.  ADBF and ADTF are “fund of funds”.   The Funds each have two distinct share classes; Class A and Class C. ADBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation.   ADTF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective.   AASF seeks capital appreciation with an emphasis on absolute (positive) returns, low volatility, and low correlation to equity markets.

The Funds currently offer Class A shares and Class C shares.    Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Class C shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2009 for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 278,850,309	$ -	$ -	$ 278,850,309
Short-Term Investments	-	1,223,797	-	1,223,797
Total	$ 278,850,309	$ 1,223,797	$ -	$ 280,074,106

Arrow DWA Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 21,421,682	$ -	$ -	$ 21,421,682
Short-Term Investments	-	714,432	-	714,432
Total	$ 21,421,682	$ 714,432	$ -	$ 22,136,114

Arrow Alternative Solutions Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 19,065,316	$ -	$ -	$ 19,065,316
Exchange Traded Funds	13,898,387	-	-	13,898,387
Exchange Traded Commodity Products	8,204,642	-	-	8,204,642
Purchased Options on Futures	3,757,400	-	-	3,757,400
Purchased Options	36,400	-	-	36,400
U.S. Government and Agency Obligations	-	23,413,087	-	23,413,087
Corporate Bonds and Notes	-	4,509,469	-	4,509,469
Short-Term Investments	-	1,949,946	-	1,949,946
Open Swap Contracts	-	39,874	-	39,874
Foreign Exchange Contracts	156	-	-	156
Total	$ 44,962,301	$ 29,912,376	$ -	$ 74,874,677
Liabilities	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$ 594,201	$ -	$ -	$ 594,201
Open Written Options	2,884,525	-	-	2,884,525
Total	$ 3,478,726	$ -	$ -	$ 3,478,726

The Funds did not hold any Level 3 securities during the period.

 The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

New Accounting Pronouncements - In June 2009, the FASB issued SFAS 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards CodificationTM (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP.  All guidelines contained in the Codification carry an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Funds’ financial statements.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  Effective December 31, 2007, the Funds became subject to the Financial Accounting Standards Board (“FASB”) FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2006-2008), or expected to be taken in the Funds’ 2009 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Futures Contracts – AASF is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statement of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

Swap Agreements – AASF is subject to equity price risk and/or interest rate risk in the normal course of pursuing its investment objective.   The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.   The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.    The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Options Transactions – AASF is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

AASF may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

AASF may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Derivatives Disclosure - In March 2008, FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial position, performance and cash flows.

Fair Values of Derivative Instruments in AASF as of July 31, 2009:

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

The effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2009:

Reverse Repurchase Agreements – Under reverse repurchase agreements, AASF sells securities and agrees to repurchase them at a mutually agreed upon date and price.   Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into the reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest).

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase.   In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

The average daily balance of reverse repurchase agreements outstanding during the year ended July 31, 2009 was approximately $5,530,799 at a weighted average interest rate of 0.82%.   The maximum amount of reverse repurchase agreements outstanding at any time during the year was $18,213,150 from December 9-11, 2008, which was 18.47% of total assets.

Exchange Traded Notes (“ETNs”) and Commodities (“ETCs”) – ETNs are senior, unsecured, unsubordinated debt securities which trade on an exchange and are designed to provide investors with a new way to access the returns of market benchmarks or strategies.   ETCs are simple and transparent open-ended securities which trade on regulated exchanges and enable investors to gain exposure to commodities without trading futures or taking physical delivery. ETFS-branded ETCs are secured, undated, zero coupon notes that are designed to accurately track the underlying commodity index or individual commodity.   With ETNs and ETCs, the investor has direct counterparty exposure to the issuer (in the case of ETNs) or to third parties guaranteeing the securities’ performance (ETCs with Shell Treasury or AIG or AIG affiliates as guarantor).

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the year ended July 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $390,901,171 and $417,836,558, respectively, for ADBF.    For the year ended July 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $36,630,744 and $27,445,920, respectively, for ADTF.   For the year ended July 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $243,599,615 and $231,628,129, respectively, for AASF.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

4.

FOREIGN CURRENCY TRANSACTIONS

At July 31, 2009, AASF had the following open forward foreign currency contract:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
To Buy:
Chinese Yuan Renminbi	3,700,000	$541,596	8/5/2009	$ 156

5.  OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by AASF during the year ended July 31, 2009, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of year	1,700	$ 445,016
Options written	9,088	8,027,819
Options exercised	(399)	(32,199)
Options expired	(5,129)	(3,127,107)
Options closed	(3,830)	(3,135,154)
Options outstanding, end of year	1,430	$ 2,178,375

6.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor (the “Advisor”). The Advisor has engaged Dorsey, Wright & Associates, Inc. (“DWA”) as the sub-advisor to ADBF and ADTF.   The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an advisory agreement with each Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of Arrow DWA Balanced Fund’s and Arrow DWA Tactical Fund’s average daily net assets and 0.75% of Arrow Alternative Solutions Fund’s average daily net assets.   Pursuant to a sub-advisory agreement, the Advisor pays DWA a sub-advisory fee, computed and accrued daily and paid monthly.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

Pursuant to a written contract (the "Waiver Agreement"), the Advisor has agreed, at least until November 30, 2009 to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that total expenses incurred (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees, or extraordinary expenses, such as litigation) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class C
ADBF	1.60%	2.35%
ADTF	2.00%	2.75%
AASF	1.40%	2.15%

These amounts will herein be referred to as the "expense limitations."  The expense limitations for ADBF and AASF have been lowered from 2.00% and 2.75%, respectively, for Class A and Class C shares under the previous waiver agreement.

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and any Funds operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause the Fund's operating expense to exceed the respective expense limitation.  If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended.

The following amounts are subject to recapture by the funds by the following dates:

	7/31/2011	7/31/2012	Total
ADTF	$35,675	$86,500	$122,175
AASF	-	31,419	31,419

There were no amounts available for recapture for ADBF.

The advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of GFS. For the year ended July 31, 2009, the Distributor received $1,414,454 in underwriting commissions for sales of Class A shares, of which $214,763 was retained by the principal underwriter or other affiliated broker-dealers.

Each Fund pays its pro rata share of a total fee of $7,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Funds as follows:

Administration.  The Funds pay GFS an asset-based fee in decreasing amounts as fund assets reach certain breakpoints. Each Fund is subject to a minimum annual fee. Each Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

Arrow DWA Balanced Fund

The greater of:

A minimum annual fee of $36,000 per annum or

-    10 basis points or 0.10% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

Arrow DWA Tactical Fund

The greater of:

A minimum annual fee of $34,000 [$32,000 through May 30, 2009] per annum or

-    10 basis points or 0.10% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

Arrow Alternative Solutions Fund

The greater of:

A minimum annual fee of $26,400 [$20,000 through October 31, 2008] per annum or

-    12 basis points or 0.12% per annum on the first $100 million of net assets

-    8 basis points or 0.08% per annum on the next $150 million of net assets

-    6 basis points or 0.06% per annum on net assets greater than $250 million

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of each Fund for the previous month. The Funds pay GFS a base annual fee plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

Arrow DWA Balanced Fund

The greater of:

A minimum annual fee of $21,600 per annum plus $5,400 for each additional share class above one plus

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

Arrow DWA Tactical Fund

The greater of:

A minimum annual fee of $20,400 [$19,200 through May 30, 2009] per annum plus $5,100 [$4,800 through May 30, 2009] for each additional share class above one plus

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

Arrow Alternative Solutions Fund

The greater of:

A minimum annual fee of $15,840 [$12,000 through October 31, 2008] per annum plus $4,000 [$2,000 through October 31, 2008] for each additional share class above one plus

-     2 basis points or 0.02% per annum on net assets of $25 million to $100 million

-     1 basis points or 0.01% per annum on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual per class minimums are $13,500 for ADBF, $12,750 [$12,000 through May 30, 2009] for ADTF and $9,900 [$7,500 through October 31, 2008] for AASF.   The per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Funds’ Custody Agreement with Bank of New York (the “Custody Agreement”), each Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. Each Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   GFS’ share of such fees collected for the year ended July 31, 2009 was $53,550.  The amount collected from each Fund was as follows: $28,553 from ADBF, $7,993 from ADTF and $17,004 from AASF.   The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended July 31, 2009, the Funds incurred expenses of $19,855 for compliance services pursuant to the Trust’s Agreement with NLCS. The amount incurred by each Fund was as follows: $14,139 from ADBF, $3,539 from ADTF and $2,177 from AASF.   Such fees are included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the year ended July 31, 2009, GemCom collected amounts totaling $34,869 for EDGAR and printing services performed.   The amount collected from each Fund was as follows: $27,470 from ADBF, $946 from ADTF and $6,452 from AASF.   Such fees are included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

7.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the year ended July 31, 2009, ADBF, ADTF and AASF assessed $8,550, $3,925 and $24,135, respectively, in redemption fees.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

8.

INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities.   Companies which are affiliates of the Fund at year-end are noted in the Fund’s portfolio of investments.   Transactions during the year with companies which are or were affiliates are as follows:

	Value -			Dividends
	Beginning of		Sales	Credited to	Value -
	Year	Purchases	Proceeds	Income	End of Year
PowerShares DB Gold Fund	$44,418,235	$16,167,454	$41,738,663	$128,489	$16,791,402
iShares Dow Jones US Consumer ‘ Sector Index	-	22,663,875	3,817,539	337,529	17,306,931
iShares Dow Jones US Consumer ‘ Services Index Fund	-	18,329,205	3,525,609	184,655	17,091,806
PowerShares Dynamic Large Cap ‘ Growth Portfolio	28,200,141	12,634,149	4,574,523	212,671	27,703,832
TOTAL	$72,618,376	$69,794,683	$ 53,656,334	$863,344	$78,893,971

9.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

As of July 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

* Includes unrealized appreciation / (depreciation) in options written.

The Arrow Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2009

The difference between book basis and tax basis unrealized appreciation, accumulated net investment income (loss) and accumulated net realized losses are attributable primarily to the tax deferral of losses on wash sales, mark-to-market on open swap agreements and Section 1256 contracts, foreign currency gains and adjustments from partnerships and real estate investment trusts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.   The Funds incurred and elected to defer such capital losses as follows:

 At July 31, 2009, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, if any, expiring as follows:

Permanent book and tax differences, due to different book and tax treatment of distributions,    resulted in reclassification for the fiscal year ended July 31, 2009 as follows:

10.

 SUBSEQUENT EVENTS

In May of 2009, the Financial Accounting Standards Board (“FASB”) issued SFAS 165, Subsequent Events” (“SFAS 165”).   The Funds have adopted SFAS 165 with these financial statements.   SFAS 165 requires the Funds to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, SFAS 165 requires the Funds to disclose the date through which subsequent events have been evaluated.  Management has evaluated subsequent events through the issuance of these financial statements on October 5, 2009, and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Arrow DWA Balanced Fund,

Arrow DWA Tactical Fund and Arrow Alternative Solutions Fund

We have audited the accompanying statements of assets and liabilities of Arrow DWA Balanced Fund, Arrow DWA Tactical Fund, and Arrow Alternative Solutions Fund, each a series of shares of beneficial interest of the Northern Lights Fund Trust, including the portfolios of investments, as of July 31, 2009, the related statements of operations for the year then ended, the Arrow Alternative Solutions Fund’s statement of cash flows for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Arrow DWA Balanced Fund, Arrow DWA Tactical Fund and Arrow Alternative Solutions Fund as of July 31, 2009, the results of their operations for the year then ended, the cash flows of Arrow Alternative Solutions Fund for the year then ended, and the changes in their net assets and their financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

October 5, 2009

The Arrow Funds

EXPENSE EXAMPLES

July 31, 2009 (Unaudited)

As a shareholder of the Arrow DWA Balanced Fund, the Arrow DWA Tactical Fund or the Arrow Alternative Solutions Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Arrow Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2009 through July 31, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of the Arrow Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 2/1/09	Ending Account Value 7/31/09	Expenses Paid During Period* 2/1/09 – 7/31/09	Expense Ratio During Period** 2/1/09 – 7/31/09
DWA Balanced Class A	$1,000.00	$1,141.40	$8.38	1.57%
DWA Balanced Class C	1,000.00	1,136.60	12.41	2.33
DWA Tactical Class A	1,000.00	1,152.80	10.73	2.00
DWA Tactical Class C	1,000.00	1,150.10	14.74	2.75
Alternative Solutions Class A	1,000.00	1,018.70	7.40	1.47
Alternative Solutions Class C	1,000.00	1,014.30	11.15	2.22

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**Annualized.

The Arrow Funds

EXPENSE EXAMPLES (Continued)

July 31, 2009 (Unaudited)

Hypothetical (5% return before expenses)	Beginning Account Value 2/1/09	Ending Account Value 7/31/09	Expenses Paid During Period* 2/1/09 – 7/31/09	Expense Ratio During Period** 2/1/09 – 7/31/09
DWA Balanced Class A	$1,000.00	$1,017.10	$7.90	1.57%
DWA Balanced Class C	1,000.00	1,013.31	11.70	2.33
DWA Tactical Class A	1,000.00	1,014.96	10.05	2.00
DWA Tactical Class C	1,000.00	1,011.22	13.79	2.75
Alternative Solutions Class A	1,000.00	1,017.60	7.39	1.47
Alternative Solutions Class C	1,000.00	1,013.86	11.15	2.22

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**Annualized.

The Arrow Funds

SUPPLEMENTAL INFORMATION

July 31, 2009 (Unaudited)

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES APPROVING THE ADVISORY AGREEMENT

In connection with a regular meeting held on December 15, 2008 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), considered the renewal of an investment advisory agreement (the “Agreement”) between Arrow Investment Advisors, LLC (“Adviser”) and the Trust, on behalf of the Arrow DWA Balanced Fund, Arrow DWA Tactical Fund, Arrow DWA Systematic RS Fund and Arrow Alternative Solutions Fund (each a “Fund” and collectively the “Funds”).  In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser.  These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the Funds; (b) arrangements in respect of the distribution of the Funds’ shares; and (c) the resources available with respect to compliance with the Funds’ investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In its consideration of the renewal of the Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance, as well as other factors relating to its track record.  The Trustees discussed the relative outperformance of the Adviser since the Funds’ inception as compared to its benchmark. The Board concluded that the Adviser’s past performance was acceptable.

 Fees and Expenses.  The Board noted that the Adviser charges a 1.00% annual advisory fee based on the average net assets of the Funds.  The Trustees then discussed the active management strategy of the Funds and the overall duties of the Adviser. The Board, including the Independent Trustees, next considered the expense ratios for the Funds and expense ratios of a peer group of funds.  The Board reviewed the Adviser’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Funds.  The Trustees concluded that the Funds’ advisory fees and expense ratio were acceptable in light of the quality of the services the Funds currently receive from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Funds, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  It also considered the profits realized by the Adviser from other activities related to the Funds.  The Trustees concluded that because of the Funds’ expense limitation agreement and the current asset levels, they were satisfied that the Adviser’s level of profitability from its relationship to the Funds is not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Funds’ shareholders, and unanimously renewed the Agreement.

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2009 (Unaudited)

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES APPROVING THE SUB-ADVISORY AGREEMENT

During the Meeting, the Board, including a majority of the Independent Trustees, also considered the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Dorsey, Wright & Associates, Inc. (“Sub-Adviser”) and the Trust, on behalf of the Funds.  In considering the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement from the Sub-Adviser.  These materials included: (a) information on the investment performance of the Sub-Adviser, a peer group of funds and appropriate indices with respect to the Funds; (b) arrangements in respect of the distribution of the Funds’ shares; and (c) the resources available with respect to compliance with the Funds’ investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Sub-Adviser including information on (a) the overall organization of the Sub-Adviser, (b) investment management staffing, and (c) the financial condition of the Sub-Adviser.

In its consideration of the renewal of the Sub-Advisory Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Sub-Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that the Sub-Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of the Sub-Adviser’s past performance, as well as other factors relating to its track record.  The Trustees discussed the relative outperformance of the Sub-Adviser since the Funds’ inception as compared to its benchmark. The Board concluded that the Sub-Adviser’s past performance was acceptable.

 Fees and Expenses.  The Board noted that the Funds would not compensate the Sub-Adviser for sub-advisory services, but rather the Adviser would compensate the Sub-Adviser out of the advisory fees received from the Funds.  The Trustees then discussed the active management strategy of the Funds and the overall duties of the Sub-Adviser.  The Board, including the Independent Trustees, next considered the expense ratio for the Funds, and expense ratios of a peer group of funds.  The Board reviewed the Sub-Adviser’s financial statements and concluded that the Sub-Adviser is sufficiently well capitalized to meet its obligations to the Funds.  The Trustees concluded that the Funds’ sub-advisory fees and expense ratio were acceptable in light of the quality of the services the Funds currently receive from the Sub-Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Funds, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Sub-Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  It also considered the profits realized by the Sub-Adviser from other activities related to the Funds.  The Trustees concluded that because of the Funds’ expense limitation agreement and the current asset levels, they were satisfied that the Sub-Adviser’s level of profitability from its relationship to the Funds is not excessive.

Conclusion. The Board, having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Sub-Advisory fee structures are fair and reasonable and that renewal of the Sub-Advisory Agreement is in the best interests of the Trust and the Funds’ shareholders, and unanimously renewed the Sub-Advisory Agreement.

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2009 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee
L. Merill Bryan*** Age: 65	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation	45	AdvisorOne Funds (10 portfolios)
Anthony J. Hertl Age: 59	Trustee Since 2005	Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Mr. Hertl is also a Certified Public Accountant.	45	AdvisorOne Funds (10 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. and Greenwich Advisors Trust
Gary W. Lanzen Age: 55	Trustee Since 2005	Chief Investment Officer (2006 – present), formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. (a financial services company)	45	AdvisorOne Funds (10 portfolios)
Mark H. Taylor Age: 45	Trustee Since 2007	Professor,Department of Accountancy, Weatherhead School of Management, Case Western Reserve University since July 2009; Member, John P. Begley Endowed Chair in Accounting, Creighton University 2002-2009; Auditing Standards Board, AICPA since 2008.	45	Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2009 (Unaudited)

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Michael Miola**** Age: 57	Trustee Since 2005	Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC; Director of Constellation Trust Company.	45	AdvisorOne Funds (10 portfolios); Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	President Since June 2006

President and Manager, Gemini Fund Services, LLC (since 3/2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (3/2006 – 5/2008); Manager (since 3/2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 47	Secretary Since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC;  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

			N/A	N/A

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2009 (Unaudited)

Interested Trustees and Officers (continued)

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 39	Treasurer Since June 2006

Executive Vice President and Director of Fund Administration, Gemini Fund Services, LLC (2008 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2008); Vice-President, GemCom, LLC (2004 - Present).

			N/A	N/A
Lynn Bowley 4020 So. 147th Street Omaha, NE 68137 Age: 50	Chief Compliance Officer Since June 2007	Compliance Officer of Northern Lights Compliance Services, LLC (01/07 – present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

***From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund’s distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

**** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Funds' Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free 1-877-277-6933 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR

Arrow Investment Advisors, LLC

2943 Olney-Sandy Spring Road, Suite A

Olney, MD  20832

INVESTMENT SUB-ADVISOR

Dorsey, Wright & Associates, Inc.

9201 Forest Hill Avenue, Suite 100

Richmond, VA  23235

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2009 - $ 42,000

2008 - $ 40,500

2007 - $ 13,000

(b)

Audit-Related Fees

2009 – None

2008 – None

2007 – None

(c)

Tax Fees

2009 – $ 6,000

2008 – $ 6,000

2007 – $ 2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2009 – None

2008 – None

2007 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2009

 2008         2007

Audit-Related Fees:

0.00%

 0.00%

     0.00%

Tax Fees:

0.00%

 0.00%

     0.00%

All Other Fees:

0.00%

 0.00%

     0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2009 - $ 6,000

2008 - $ 6,000

2007 - $ 2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/6/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/6/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/6/09